Related Party Balances - Schedule of Amount Due to the Related Parties Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Tao Li [Member]
Related Party Balances [Line Items]
Amount due to the related parties		$ 703
Relationship	Former Director and Chairman of the Board, Chief Executive Officer, Director
Note	Interest free loan
Huijie Gao [Member]
Related Party Balances [Line Items]
Amount due to the related parties	$ 12,362	$ 11,859
Relationship	Chief Financial Officer
Note	Interest free loan